DELAWARE GROUP® EQUITY FUNDS V

Delaware Dividend Income Fund (the “Fund”)

Supplement to the Fund’s Summary Prospectus dated March 28, 2014

Effective as of the date of this supplement, the following replaces the information in the section entitled “Who manages the Fund? – Investment manager” and supersedes the information contained in the supplement dated June 19, 2014:

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Babak "Bob" Zenouzi	Senior Vice President, Chief Investment Officer – Real Estate Securities and Income Solutions (RESIS)	May 2006
Damon J. Andres, CFA	Vice President, Senior Portfolio Manager	December 1996
D. Tysen Nutt Jr.	Senior Vice President, Senior Portfolio Manager, Team Leader	March 2005
Anthony A. Lombardi, CFA	Vice President, Senior Portfolio Manager	March 2005
Robert A. Vogel Jr., CFA	Vice President, Senior Portfolio Manager	March 2005
Nikhil G. Lalvani, CFA	Vice President, Senior Portfolio Manager	October 2006
Kristen E. Bartholdson	Vice President, Senior Portfolio Manager	December 2008
Wayne A. Anglace, CFA	Vice President, Senior Portfolio Manager	March 2010
Edward A. “Ned” Gray, CFA	Senior Vice President, Chief Investment Officer — Global and International Value Equity	March 2011
Paul A. Matlack, CFA	Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist	December 2012
Craig C. Dembek, CFA	Senior Vice President, Co-Head of Credit Research, Senior Research Analyst	December 2012
John P. McCarthy, CFA	Senior Vice President, Co-Head of Credit Research, Senior Research Analyst	December 2012
Christopher M. Testa, CFA	Senior Vice President, Senior Portfolio Manager	June 2014

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated November 6, 2014.